Unaudited Condensed Consolidated Statements of Operations (Q1) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 443,717	$ 241,596	$ 45,047	$ 1,270,554
Loss from operations	(443,717)	(241,596)	(45,047)	(1,270,554)
Other income/(loss):
Interest income earned on cash and marketable securities held in Trust Account	1,845,005	72,684	6,461	2,579,268
Unrealized loss on marketable securities held in Trust Account	(3,165)
Offering costs allocated to warrants			(258,548)
Change in fair value of warrant liabilities	(574,137)	3,877,929	597,567	6,358,235
Total other income, net	1,267,703	3,950,613	345,480	8,937,503
Income before provision for income tax	823,986	3,709,017	300,433	7,666,949
Income tax provision	(383,091)			(499,211)
Net income	$ 440,895	$ 3,709,017	$ 300,433	$ 7,167,738
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750	4,166,586	5,193,750
Basic net income per share, common stock (in Dollars per share)	$ 0.02	$ 0.15	$ 0.06	$ 0.3
Common Stock Subject to Possible Redemption
Other income/(loss):
Basic weighted average shares outstanding, common stock (in Shares)	16,774,894	18,975,000	738,327	18,975,000
Basic net income per share, common stock (in Dollars per share)	$ 0.02	$ 0.15	$ 0.06	$ 0.3